RUSSELL INVESTMENT COMPANY

Supplement dated January 6, 2014 to

PROSPECTUS Dated MARCH 1, 2013

RUSSELL U.S. STRATEGIC EQUITY FUND RISK/RETURN SUMMARY:

(i) The following replaces the "Annual Fund Operating Expenses" table and the "Example" table in the sub-section entitled "Fees and Expenses of the Fund" in the Risk/Return Summary section for the Russell U.S. Strategic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%	None	None
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.03%)	0.31%	0.56%	0.56%	0.31%
Total Annual Fund Operating Expenses	1.31%	2.06%	1.31%	1.06%
Less Fee Waivers and Expense Reimbursements	(0.26)%	(0.26)%	(0.26)%	(0.26)%
Net Annual Fund Operating Expenses	1.05%	1.80%	1.05%	0.80%

#	Until February 28, 2015, Russell Investment Management Company ("RIMCo") has contractually agreed to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.59% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Until February 28, 2015, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	$682	$183	$107	$82
3 Years	$965	$621	$390	$311
5 Years	$1,268	$1,085	$693	$560
10 Years	$2,131	$2,369	$1,556	$1,271

RUSSELL GLOBAL OPPORTUNISTIC CREDIT FUND RISK/RETURN SUMMARY:

(i)	The following replaces the "Annual Fund Operating Expenses" table and the "Example" table in the sub-section entitled "Fees and Expenses of the Fund" in the Risk/Return Summary section for the Russell Global Opportunistic Credit Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None
Other Expenses	0.35%	0.60%	0.60%	0.35%	0.15%
Total Annual Fund Operating Expenses	1.60%	2.35%	1.60%	1.35%	1.15%
Less Fee Waivers and Expense Reimbursements	(0.40)%	(0.40)%	(0.40)%	(0.40)%	(0.28)%
Net Annual Fund Operating Expenses	1.20%	1.95%	1.20%	0.95%	0.87%

#	Until February 28, 2015, Russell Investment Management Company ("RIMCo") has contractually agreed to waive 0.28% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2015, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.12% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	$493	$198	$122	$97	$89
3 Years	$823	$695	$466	$388	$338
5 Years	$1,177	$1,219	$833	$701	$606
10 Years	$2,171	$2,656	$1,866	$1,589	$1,373

RUSSELL STRATEGIC BOND FUND RISK/RETURN SUMMARY:

(i)	The following replaces the "Annual Fund Operating Expenses" table and the "Example" table in the sub-section entitled "Fees and Expenses of the Fund" in the Risk/Return Summary section for the Russell Strategic Bond Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None	None
Other Expenses	0.29%	0.54%	0.54%	0.21%	0.29%	0.09%
Total Annual Fund Operating Expenses	1.04%	1.79%	1.04%	0.71%	0.79%	0.59%
Less Fee Waivers and Expense Reimbursements	(0.04)%	(0.04)%	(0.04)%	(0.00)%	(0.04)%	(0.00)%
Net Annual Fund Operating Expenses	1.00%	1.75%	1.00%	0.71%	0.75%	0.59%

#	Until February 28, 2015, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.04% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Russell U.S. Cash Management Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	$473	$178	$102	$73	$77	$60
3 Years	$690	$559	$327	$227	$248	$189
5 Years	$924	$966	$570	$395	$435	$329
10 Years	$1,595	$2,102	$1,267	$883	$974	$738

RUSSELL COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY:

(i)	The following replaces the "Annual Fund Operating Expenses" table and the "Example" table in the sub-section entitled "Fees and Expenses of the Fund" in the Risk/Return Summary section for the Russell Commodity Strategies Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None
Other Expenses	0.29%	0.54%	0.54%	0.29%	0.09%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	2.08%	2.83%	2.08%	1.83%	1.63%
Less Fee Waivers and Expense Reimbursements	(0.53)%	(0.53)%	(0.53)%	(0.53)%	(0.52)%
Net Annual Fund Operating Expenses	1.55%	2.30%	1.55%	1.30%	1.11%

#	Russell Investment Management Company ("RIMCo") has contractually agreed to waive, until February 28, 2015, 0.27% of its 1.25% advisory fee for the Fund. This waiver may not be terminated during the relevant period except with Board approval.

A wholly-owned subsidiary of the Fund (the "Subsidiary"), organized as a company under the laws of the Cayman Islands, pays RIMCo an advisory fee and pays Russell Fund Services Company ("RFSC") an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of the Subsidiary's net assets (collectively, the "Subsidiary Fees"). Pursuant to a contractual agreement with the Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC.

Until February 28, 2015, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.01% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval.

"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests, including the Subsidiary and the Russell U.S. Cash Management Fund. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."

"Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers. The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers for all periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	$723	$233	$157	$132	$113
3 Years	$1,085	$769	$541	$464	$406
5 Years	$1,470	$1,331	$949	$819	$721
10 Years	$2,546	$2,863	$2,091	$1,820	$1,613

RUSSELL GLOBAL INFRASTRUCTURE RISK/RETURN SUMMARY: The following replaces the "Annual Fund Operating Expenses" table and the "Example" table in the sub-section entitled "Fees and Expenses of the Fund" in the Risk/Return Summary section for the Russell Global Infrastructure Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	0.75%	None	None	None
Other Expenses	0.33%	0.58%	0.58%	0.33%	0.13%
Total Annual Fund Operating Expenses	1.83%	2.58%	1.83%	1.58%	1.38%
Less Fee Waivers and Expense Reimbursements	(0.33)%	(0.33)%	(0.33)%	(0.33)%	(0.31)%
Net Annual Fund Operating Expenses	1.50%	2.25%	1.50%	1.25%	1.07%

#	Until February 28, 2015, Russell Investment Management Company ("RIMCo") has contractually agreed to waive 0.31% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2015, Russell Fund Services Company ("RFSC") has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.

"Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2013.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	$719	$228	$153	$127	$109
3 Years	$1,087	$771	$544	$467	$406
5 Years	$1,479	$1,341	$960	$829	$726
10 Years	$2,574	$2,890	$2,121	$1,850	$1,631